Offerings - Offering: 1	Feb. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	177,404
Proposed Maximum Offering Price per Unit	26.9148
Maximum Aggregate Offering Price	$ 4,774,793.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 659.40
Offering Note	Shares of Registrant's common stock issuable upon exercise of options outstanding under the Keystone Bancshares, Inc. 2021 Equity Incentive Plan, as amended (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock that may become issuable under the Plan as the result of any future stock split, stock dividend or similar adjustment of the Registrant's outstanding common stock. The price per share was calculated in accordance with Securities Act Rule 457(h) for purposes of calculating the registration fee. The maximum aggregate offering price was computed by multiplying 177,404 shares by the weighted average exercise price of the options ($26.9148 per share).